Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Current provision expense (benefit)
Federal	$ 36		$ 36	$ 28
State and local	7		7		80
Deferred provision expense (benefit)
Federal					6,370	788
State and local					743
Valuation allowance					7,113
Income tax expense (benefit)	$ 43		$ 43	$ 28	80	788
Valuation allowance					$ (7,113)